Loss on Sale of Subsidiary - Schedule of sale of net assets (Details) - USD ($)	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Current assets
Cash and equivalents	$ 40,290,513	$ 5,130,127	$ 6,810,471
Amounts receivable and prepaids	8,768,109	9,748,849
Total current assets	107,540,078	18,334,732
Data centre equipment	21,598,803	6,415,700
Deposits	45,532,751	1,879,505
Investment in sublease	76,744	234,152	$ 0
Right of use asset	2,978,284	2,240,274
Total assets	178,330,730	29,104,363
Current liabilities
Accounts payable and accrued liabilities	3,478,137	2,130,175
Lease liability	1,153,127	775,480
Total liabilities	43,857,717	$ 8,017,928
Boden Technologies Ab [Member]
Current assets
Cash and equivalents	464,123
Amounts receivable and prepaids	7,693,866
Total current assets	8,157,989
Receivable from Bikupa	18,361,495
Data centre equipment	0
Deposits	0
Investment in sublease	0
Right of use asset	0
Total assets	26,519,484
Current liabilities
Accounts payable and accrued liabilities	1,255,801
Lease liability	0
Total liabilities	1,255,801
Net Assets	$ 25,263,683